GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
GOODWILL AND INTANGIBLE ASSETS [Abstract]
Summary of Changes in the Carrying Value of Goodwill
The changes in the carrying value of Goodwill are as follows (in thousands):

	UFC (1)	WWE (3)	IMG	Corporate and Other	Total
Balance — December 31, 2021	$2,602,639	$—	$743,830	$39,780	$3,386,249
Acquisitions	—	—	2,909	—	2,909
Foreign currency translation and other	—	—	(1,149)	—	(1,149)

Balance — December 31, 2022 (2)	$2,602,639	$—	$745,590	$39,780	$3,388,009
Acquisitions	—	5,063,774	—	—	5,063,774
Impairment	—	—	(7,544)	—	(7,544)
Foreign exchange	—	72	89	—	161

Balance — December 31, 2023 (2)	$2,602,639	$5,063,846	$738,135	$39,780	$8,444,400

(1)
Reflects goodwill resulting from the Company’s election to apply pushdown accounting to reflect EGH’s new basis of accounting in the UFC’s assets and liabilities, including goodwill, which occurred during 2016.

(2)	Net of accumulated impairment losses of $116.1 million and $108.6 million as of December 31, 2023 and 2022, respectively.
(3)	Based on preliminary fair values acquired through the Transactions. See Note 4, Acquisition of WWE , for further information.

Summary of Company's Identifiable Intangible Assets
The following table summarizes information relating to the Company’s identifiable intangible assets as of December 31, 2023 (in thousands):

	Weighted Average Estimated Useful Life (in years)	Gross Amount	Accumulated Amortization	Carrying Value
Amortized:
Trademarks and trade names	22.7	$3,010,938	$(356,194)	$2,654,744
Customer relationships	6.0	1,630,962	(623,878)	1,007,084
Internally developed technology	3.2	9,505	(4,852)	4,653
Other (1)	3.4	153,280	(32,328)	120,952

		4,804,685	(1,017,252)	3,787,433

Indefinite-lived:
Trademarks and trade names		182,979	—	182,979
Owned events		19,218	—	19,218

Total intangible assets		$5,006,882	$(1,017,252)	$3,989,630

(1)
Other intangible assets as of December 31, 2023 primarily consisted of talent roster, internally developed software and content library assets acquired through the Transactions in September 2023. See Note 4,
Acquisition of WWE
, for further information.

The following table summarizes information relating to the Company’s identifiable intangible assets as of December 31, 2022 (in thousands):

	Weighted Average Estimated Useful Life (in years)	Gross Amount	Accumulated Amortization	Carrying Value
Amortized:
Trademarks and trade names	17.9	$836,716	$(282,801)	$553,915
Customer relationships	8.6	728,377	(541,126)	187,251
Internally developed technology	3.3	7,400	(3,434)	3,966
Other (1)	2.9	23,907	(19,794)	4,113

		1,596,400	(847,155)	749,245

Indefinite-lived:
Trademarks and trade names		178,708	—	178,708
Owned events		18,948	—	18,948

Total intangible assets		$1,794,056	$(847,155)	$946,901

(1)	Other intangible assets as of December 31, 2022 primarily consisted of UFC’s internally developed software.

Aggregate Amount of Amortization of Intangible Assets
Estimated annual intangible amortization, including amortization of intangible assets acquired in the Transactions, for the next five years and thereafter is as follows (in thousands):

Total (1)
2024	$332,773
2025	275,053
2026	259,697
2027	239,485
2028	222,255
Thereafter	2,458,170

Total remaining amortization	$3,787,433

(1)	Includes amounts for WWE which are based on preliminary fair values acquired through the Transactions. See Note 4, Acquisition of WWE , for further information.